Events After Reporting Period - Additional Information (Detail) $ in Millions	Aug. 07, 2019 USD ($)	Jul. 19, 2019 USD ($)	Jul. 18, 2019 SFr / shares shares
Entering into significant commitments or contingent liabilities [member] | Kissei Pharmaceuticals Co Ltd [member]
Disclosure of non-adjusting events after reporting period [line items]
Commitment to pay to Kissei pharmaceutical Co.		$ 5.0
Debt financing [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount of debt	$ 75.0
Borrowing interest rate basis	The loan bears a floating interest rate (partially based on thirty day U.S. LIBOR rate) currently amounting to 8.68% per year
Borrowing interest rate	8.68%
Borrowing Maturity	August 1, 2024
Debt financing [member] | First tranche [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount of debt	$ 25.0
Proceeds from loan	25.0
Debt financing [member] | Second tranche [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount of debt	$ 25.0
Date loan may be drawn	May be drawn at the Company's option between December 1, 2019 and January 31, 2020 upon positive results in the Phase 3 IMPLANT 4 clinical trial of nolasiban.
Debt financing [member] | Third tranche [member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount of debt	$ 25.0
Date loan may be drawn	May be drawn at the Company's option between August 1, 2020 and September 30, 2020 upon positive results in the Phase 3 PRIMROSE 1 and 2 clinical trials of linzagolix.
Major ordinary share transactions [Member] | Common shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares			3,064,048
Par value per shares | SFr / shares			SFr 0.07692